Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Dividends paid
Final dividend - prior year	R 9,295	R 23	R 16
Interim dividend - current year	4,459	26	30
Dividends paid	13,754	R 49	R 46
Forecast cash flow on final dividend - current year	R 6,407
Shares issued	640,667,612	635,676,817	634,244,336	632,365,757